SENIOR SECURED CONVERTIBLE NOTES (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	[1]
Debt Instrument [Line Items]
Proceeds from convertible notes				$ 7,000	$ 0
Senior secured convertible note		$ 9,843		9,843		$ 0
Convertible Notes Payable
Debt Instrument [Line Items]
Change in fair value		(11)	$ 0	(11)	$ 0
Senior secured convertible note
Debt Instrument [Line Items]
Conversion price per share (in shares)	$ 12.00
Volume-weighted average price	93.00%
Warrants outstanding (in shares)	586,980
Exercise price of warrants (in dollars per share)	$ 12.00
Convertible Notes Payable
Debt Instrument [Line Items]
Proceeds from convertible notes	$ 10,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount	$ 16,000
Discount issued on convertible notes		1,200		1,200
Conversion price (dollars per share)	$ 12.00
Carrying value		$ 11,000		$ 11,000
Tranche One | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount	$ 11,000
Discount issued on convertible notes	$ 1,000
Interest rate	6.00%
Interest payment grace period	6 months
Tranche Two | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount	$ 5,000
Term of closure of agreement	60 days

[1]	Derived from audited consolidated financial statements